Finance Leases - Additional Information (Details) $ in Thousands								12 Months Ended
	Aug. 09, 2022	Jun. 21, 2021 USD ($) subsidiary	Dec. 11, 2019	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 26, 2018 subsidiary	May 30, 2017 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2022 facility	Dec. 31, 2022 item	Dec. 31, 2021 USD ($) item
Number Of Finance Lease Facility									3	1
Number of vessel in operation | item										2	14
Incremental borrowing rate								4.50%
Advance payment | $								$ 2,160			$ 3,551
Debt Instrument, Description of Variable Rate Basis	SOFR plus 3.9%		LIBOR plus 2.4%	LIBOR plus 3.50%
Japanese Leases No.1 and 2
Number of subsidiaries | subsidiary							2
Sellers Credit Note | $							$ 2,900	$ 2,900
Japanese Leases No.1 and 2 | Finance Liability [Member]
Sellers Credit Note | $											2,900
Japanese Lease No.3
Number of subsidiaries | subsidiary							1
Sellers Credit Note | $							$ 1,400
Japanese Lease No.3 | Finance Liability [Member]
Sellers Credit Note | $											$ 1,400
Japanese Lease No.4
Number of subsidiaries | subsidiary				1
Debt Instrument, Basis Spread on Variable Rate				3.20%
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 3.20%
CMBFL Leases No.1 to 4
Number of subsidiaries | subsidiary					2	2
Debt Instrument, Basis Spread on Variable Rate					3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA
Number of subsidiaries | subsidiary					2
Debt Instrument, Basis Spread on Variable Rate					4.50%
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 4.50%
China Huarong Leases
Number of subsidiaries | subsidiary				2
Debt Instrument, Basis Spread on Variable Rate				3.50%
CMBFL Shandong
Number of subsidiaries | subsidiary		2
Gross proceeds | $		$ 49,000
Transaction fees | $		$ 1,000